Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Amortized cost of securities available-for-sale	$ 801,147	$ 1,274,258
Fair value of securities held-to-maturity	$ 834,574	$ 686,114
Preferred stock, shares authorized	200,000	200,000
Preferred stock, shares issued	100,000	100,000
Preferred stock per share liquidation preference	$ 1,000	$ 1,000
Common stock, no par value
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	16,151,062	16,151,062
Treasury stock, shares	745,109	752,128